Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal tax expense at statutory rate	21.00%	21.00%	34.00%
State income tax expense (net of federal income tax benefit)	4.00%	4.00%	4.00%
Permanent differences associated with general business credits	7.00%	1.00%	1.00%
Change in valuation allowance	(31.00%)	(25.00%)	(148.00%)
Change in tax rate	0	0	0.02
Other permanent differences	1.00%	(1.00%)	1.00%
Other	0.00%	0.00%	(2.00%)
Net income tax expense	2.00%	0.00%	(108.00%)